Consolidated statements of changes in equity - USD ($) $ in Millions	Total	Equity attributable to owners of parent [member]	Share capital	Treasury shares	Retained earnings	Total value adjustments	Non-controlling interests [member]
Equity | Previously stated [member]	$ 74,227	$ 74,168	$ 969	$ (100)	$ 77,639	$ (4,340)	$ 59
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	60	60			237	(177)
Equity | Restated Value Adjustments [member]	74,287	74,228	969	(100)	77,876	(4,517)	59
Equity | Previously stated [member]	74,227	74,168	969	(100)	77,639	(4,340)	59
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	3	3			3	(177)
Equity | Restated Value Adjustments [member]	74,287	74,228	944	(69)	77,876	(4,452)	78
Equity	78,692	78,614	944	(69)	82,191	(4,452)	78
Equity at beginning of period (Previously stated [member]) at Dec. 31, 2017	74,227	74,168	969	(100)	77,639	(4,340)	59
Equity at beginning of period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017	60	60			237	(177)
Equity at beginning of period (Restated Value Adjustments [member]) at Dec. 31, 2017	74,287	74,228	969	(100)	77,876	(4,517)	59
Net income	12,614	12,611			12,611		3
Other comprehensive income	(406)	(401)			(482)	81	(5)
Total comprehensive income	12,208	12,210			12,129	81	(2)
Dividends	(6,966)	(6,966)			(6,966)
Purchase of treasury shares	(1,973)	(1,973)		(13)	(1,960)
Reduction of share capital			(25)	34	(9)
Exercise of options and employee transactions, equity impact	434	434		4	430
Other share sales	263	263		2	261
Equity-based compensation	756	756		4	752
(Increase)/decrease of treasury share repurchase obligation under a share buyback trading plan	(284)	(284)			(284)
Transaction costs recorded in equity	(79)	(79)			(79)
Fair value adjustments on equity securities sold, reclassified to retained earnings					16	(16)
Changes in non-controlling interests	(1)						(1)
Impact of change in ownership of consolidated entities	9	(13)			(13)		22
Other movements	38	38			38
Total of other equity movements	(7,803)	(7,824)	(25)	31	(7,814)	(16)	21
Equity at end of period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2018	3	3			3
Equity at end of period (Restated Value Adjustments [member]) at Dec. 31, 2018	78,695	78,617	944	(69)	82,194	(4,452)	78
Equity at end of period at Dec. 31, 2018	78,692	78,614	944	(69)	82,191	(4,452)	78
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	3	3			3
Equity | Restated Value Adjustments [member]	78,695	78,617	944	(69)	82,194	(4,452)	78
Equity	78,692	78,614	944	(69)	82,191	(4,452)	78
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	3	3			3
Equity | Restated Value Adjustments [member]	78,695	78,617	944	(69)	82,194	(4,452)	78
Equity	78,692	78,614	944	(80)	59,275	(4,452)	77
Net income	11,737	11,732			11,732		5
Other comprehensive income	(210)	(207)			(94)	(113)	(3)
Total comprehensive income	11,527	11,525			11,638	(113)	2
Dividends	(6,645)	(6,645)			(6,645)
Dividend in kind	(23,434)	(23,434)			(23,434)
Purchase of treasury shares	(5,511)	(5,511)		(31)	(5,480)
Reduction of share capital			(8)	12	(4)
Exercise of options and employee transactions, equity impact	210	210		3	207
Equity-based compensation	833	833		5	828
Shares delivered to divested business employees, equity impact	18	18			18
Taxes on treasury shares	(189)	(189)			(189)
(Increase)/decrease of treasury share repurchase obligation under a share buyback trading plan	284	284			284
Transaction costs recorded in equity	(253)	(253)			(253)
Fair value adjustments on equity securities sold, reclassified to retained earnings					95	(95)
Changes in non-controlling interests	(1)						(1)
Fair value adjustments related to divestments					(3)	3
Impact of change in ownership of consolidated entities	(5)	(3)			(3)		(2)
Other movements	22	22			22
Total of other equity movements	(34,671)	(34,668)	(8)	(11)	(34,557)	(92)	(3)
Equity at end of period at Dec. 31, 2019	55,551	55,474	936	(80)	59,275	(4,657)	77
Equity	55,551	55,474	936	(80)	59,275	(4,657)	77
Equity	55,551	55,474	913	(80)	59,275	(4,657)	68
Net income	8,071	8,072			8,072		(1)
Other comprehensive income	3,330	3,331			(56)	3,387	(1)
Total comprehensive income	11,401	11,403			8,016	3,387	(2)
Dividends	(6,987)	(6,987)			(6,987)
Purchase of treasury shares	(3,056)	(3,056)		(18)	(3,038)
Reduction of share capital			(23)	31	(8)
Exercise of options and employee transactions, equity impact	806	806		8	798
Repurchase of options	(89)	(89)			(89)
Equity-based compensation	730	730		6	724
Shares delivered to divested business employees, equity impact	30	30		0	30
Taxes on treasury shares	32	32			32
(Increase)/decrease of treasury share repurchase obligation under a share buyback trading plan	(1,769)	(1,769)			(1,769)
Fair value adjustments on equity securities sold, reclassified to retained earnings					150	(150)
Fair value adjustments related to divestments					(2)	2
Impact of change in ownership of consolidated entities	(1)	6			7	(1)	(7)
Other movements	18	18			18
Total of other equity movements	(10,286)	(10,279)	(23)	27	(10,134)	(149)	(7)
Equity at end of period at Dec. 31, 2020	56,666	56,598	913	(53)	57,157	(1,419)	68
Equity	$ 56,666	$ 56,598	$ 913	$ (53)	$ 57,157	$ (1,419)	$ 68